Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Global Balanced

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$14.83	$17.12	$15.23

Interest Income	0.01	0.01	0.02
Expenses	(0.90)	(0.96)	(0.98)
Realized/Unrealized Income (Loss) (1)	0.12	(1.34)	2.85

Net Income (Loss)	(0.77)	(2.29)	1.89

Net asset value, December 31:	$14.06	$14.83	$17.12

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.1)%	(6.2)%	(6.0)%
Expenses before Incentive Fees	6.2%	6.3%	6.1%
Expenses after Incentive Fees	6.2%	6.3%	6.1%
Net Income (Loss)	(5.2)%	(15.4)%	11.8%
Total return before incentive fees	(5.2)%	(13.4)%	12.4%
Total return after incentive fees	(5.2)%	(13.4)%	12.4%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Currency
	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$8.63	$9.57	$10.03

Interest Income	– (2)	– (2)	0.01
Expenses	(0.53)	(0.60)	(0.64)
Realized/Unrealized Income (Loss) (1)	(0.53)	(0.34)	0.17

Net Loss	(1.06)	(0.94)	(0.46)

Net asset value, December 31:	$7.57	$8.63	$9.57

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.6)%	(6.7)%	(6.6)%
Expenses before Incentive Fees	6.7%	6.8%	6.7%
Expenses after Incentive Fees	6.7%	6.8%	6.7%
Net Loss	(13.5)%	(10.9)%	(5.1)%
Total return before incentive fees	(12.3)%	(9.8)%	(4.6)%
Total return after incentive fees	(12.3)%	(9.8)%	(4.6)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amounts less than 0.005%.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Select

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$31.24	$38.03	$37.96

Interest Income	0.02	0.01	0.03
Expenses	(2.44)	(3.07)	(3.18)
Realized/Unrealized Income (Loss) (1)	(1.06)	(3.73)	3.22

Net Income (Loss)	(3.48)	(6.79)	0.07 *

Net asset value, December 31:	$27.76	$31.24	$38.03

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.0)%	(8.8)%	(8.9)%
Expenses before Incentive Fees	8.1%	8.3%	8.4%
Expenses after Incentive Fees	8.1%	8.9%	9.0%
Net Loss	(10.7)%	(19.6)%	(0.7)%
Total return before incentive fees	(11.1)%	(17.3)%	0.8%
Total return after incentive fees	(11.1)%	(17.9)%	0.2%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

*
The increase in the net asset value per Unit, while the Partnership incurred a net loss for the year ended December 31, 2010, is due to the timing of subscriptions and redemptions of Units throughout the year.

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Strategic

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$16.02	$21.49	$19.13

Interest Income	0.01	0.01	0.02
Expenses	(1.37)	(1.87)	(1.98)
Realized/Unrealized Income (Loss) (1)	(0.41)	(3.61)	4.32

Net Income (Loss)	(1.77)	(5.47)	2.36

Net asset value, December 31:	$14.25	$16.02	$21.49

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(9.0)%	(9.8)%	(10.6)%
Expenses before Incentive Fees	9.1%	9.0%	8.8%
Expenses after Incentive Fees	9.1%	9.8%	10.6%
Net Income (Loss)	(11.4)%	(28.6)%	11.8%
Total return before incentive fees	(11.0)%	(24.7)%	14.2%
Total return after incentive fees	(11.0)%	(25.5)%	12.3%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Technical

	2012		2011	2010
Per Unit operating performance:
Net asset value, January 1:	$19.65		$21.33	$20.53

Interest Income	0.01		0.01	0.02
Expenses	(1.38	) *	(1.68)	(1.64	) *
Realized/Unrealized Income (Loss) (1)	(1.57)		(0.01)	2.42

Net Income (Loss)	(2.94)		(1.68)	0.80

Net asset value, December 31:	$16.71		$19.65	$21.33

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.7)%		(8.1)%	(8.2)%
Expenses before Incentive Fees	7.8	% **	8.2%	8.3	%**
Expenses after Incentive Fees	7.8	% **	8.2%	8.3	%**
Net Income (Loss)	(17.0)%		(8.0)%	3.4%
Total return before incentive fees	(15.0)%		(7.8)%	3.9%
Total return after incentive fees	(15.0)%		(7.9)%	3.9%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

*	Expenses per Unit would have been $(1.39) in 2012 and $(1.64) in 2010 had it not been for the management fee waived byChesapeake.

**	Such percentage is after waiver of management fees. Chesapeake voluntarily waived a portion of the management fees (equal to 0.04% in 2012 and 0.02% in 2010 of the average net assets).